SEGMENTED INFORMATION (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of operating segments [line items]
Revenue	$ 21,502,000	$ 2,866,000
Cost of sales	29,948,000	3,300,000
Depreciation and amortization	291,000	1,719,000
Share-based compensation	3,539,000	3,462,000
Other G&A expenses	6,653,000	6,111,000
Mine site maintenance		7,933,000
Gain on net smelter return royalty	(4,500,000)
Gain (loss) on embedded derivative asset	9,459,000	21,728,000
Write-down of inventories	488,000	2,773,000
Other (income) loss	872,000	(73,000)
Segment income (loss) before taxes	(5,842,000)	(44,087,000)
Total assets	210,362,000	171,667,000
Total liabilities	$ 24,260,000	$ 26,335,000
Number of operating segments	2	2
Mining Operations
Disclosure of operating segments [line items]
Revenue	$ 19,007,000	$ 0
Cost of sales	27,973,000	0
Depreciation and amortization	0	1,430,000
Share-based compensation	0	148,000
Other G&A expenses	0	103,000
Mine site maintenance		7,933,000
Gain on net smelter return royalty	0
Gain (loss) on embedded derivative asset	0	0
Write-down of inventories		2,773,000
Other (income) loss	936,000	146,000
Segment income (loss) before taxes	(9,902,000)	(12,533,000)
Total assets	173,015,000	125,347,000
Total liabilities	21,465,000	22,050,000
Reclamation Management
Disclosure of operating segments [line items]
Revenue	2,495,000	2,866,000
Cost of sales	1,975,000	3,300,000
Depreciation and amortization	0	0
Share-based compensation	0	0
Other G&A expenses	0	0
Mine site maintenance		0
Gain on net smelter return royalty	0
Gain (loss) on embedded derivative asset	0	0
Write-down of inventories		0
Other (income) loss	0	0
Segment income (loss) before taxes	520,000	(434,000)
Total assets	1,207,000	948,000
Total liabilities	5,000	219,000
Corporate and Other
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Depreciation and amortization	291,000	289,000
Share-based compensation	3,539,000	3,314,000
Other G&A expenses	6,653,000	6,008,000
Mine site maintenance		0
Gain on net smelter return royalty	(4,500,000)
Gain (loss) on embedded derivative asset	9,459,000	21,728,000
Write-down of inventories		0
Other (income) loss	(64,000)	(219,000)
Segment income (loss) before taxes	3,540,000	(31,120,000)
Total assets	36,140,000	45,372,000
Total liabilities	$ 2,790,000	$ 4,066,000